Significant Accounting Policies (Details 1) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Shares	23,878	1,673	17,267	1,948
Restricted Stock Units R S U [Member]
Shares	0	322	14	521
Employee Stock Option [Member]
Shares	1,082	1,001	1,228	1,007
Convertible Debt Securities [Member]
Shares	11,096	0	2,746
Warrant [Member]
Shares	11,700	350	13,279	420